Sep. 26, 2025
Adaptive Alpha Opportunities ETF | ADAPTIVE ALPHA OPPORTUNITIES ETF
INVESTMENT OBJECTIVE
The Adaptive Alpha Opportunities ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.24%
Acquired Fund Fees and Expenses[1]	0.09%
Total Annual Fund Operating Expenses	1.33%
1. “Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 726.64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Fund’s portfolio manager seeks to achieve the Fund’s investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries. In addition to its indirect investments, the Fund may also invest directly in equity securities and fixed income securities, as well as put and call options, and cash and cash equivalents as part of its risk management strategy. The Fund is considered “diversified” under the 1940 Act. The strategy is a global-go-anywhere solution not constrained by asset class style boxes.
The bottom-up strategy utilizes a quantitative approach and a proprietary methodology to attempt to identify certain sectors, subsectors, and individual securities that the data indicates should have a greater ability to improve the risk adjusted returns for the Fund over the course of a full market cycle. The strategy considers up and down capturing statistics to help identify the winners from losers.  "Up-down capture" is a pair of statistics that shows how an investment portfolio or security performs compared to a market benchmark during both rising ("up") and falling ("down") markets. Up market capture tells you how much of the market's positive return your portfolio or security "captured" during periods when the market was going up, and down capture tells you how much of the market's negative return your portfolio or security “captured” during periods when the market was falling.
The quantitative approach and proprietary methodology are based on the analysis of thousands of securities where the turning points in key macro drivers of growth, liquidity and risk appetite are identified. Macro drivers are broad factors, variables or events that have a significant impact on the overall economy of a country or region and are part of the top-down process. These drivers (such as interest rates, inflation, unemployment rate, GDP, etc.) can influence economic growth, inflation, employment, and other key economic indicators.  The daily price movements of these securities are evaluated in respect to predetermined benchmarks, and then the potential of the expected performance of the investment is measured through a proprietary statistical and formulaic scoring system which models the appetite to buy, resilience to sell, the breadth and strength of the market, and rate of change and strength of trend, into a representative score (based on historical price action, time, market conditions and other potential factors) that assists the portfolio manager in identifying opportunity and provides further analysis of the potential investment and performance of the security. Once these sectors, subsectors, and individual securities have been identified, the Fund increases its allocation to these preferred holdings through a variety of methods including owning the underlying securities themselves, owning an ETF that is representative of the sector or subsector, or through the use of options that can either provide greater exposure to an asset or sector or, at other times, provide protection as part of a broader risk management strategy. The fixed income securities in which the Fund will invest will be investment grade and may be of any duration or maturity.
The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk.  When periods of declining equity markets are more likely, the risk management strategy will reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs).  The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.
The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have investment objectives similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales-related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. The portfolio manager will sell a Portfolio Fund when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. As a result of its strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Growth Opportunities Fund, a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on May 7, 2021.  In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available online at https://etfpages.com/AGOX.

Calendar Year Returns

During the periods shown in the bar chart above the Fund’s highest quarterly return was 27.40% (quarter ended June 30, 2020) and lowest quarterly return was -15.95% (quarter ended March 31, 2020.  The Fund’s year-to-date return as of June 30, 2025, was 8.19%.

Average Annual Total Returns Periods Ended December 31, 2024
Average Annual Total Returns Periods Ended December 31, 2024	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (9/20/2012)
Adaptive Alpha Opportunities ETF
Before taxes	15.72%	11.91%	10.36%	10.91%
After taxes on distributions	13.94%	11.03%	9.56%	10.13%
After taxes on distributions and sale of shares	9.32%	9.18%	8.20%	8.81%
MSCI ACWI Index (reflects no deductions for fees and expenses)	15.73%	8.27%	7.26%	5.92%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	10.66%	7.02%	7.48%	8.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).